Operating expense (Tables)	3 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table provides the unaudited condensed consolidated interim statement of operation classification of our total operating expense:

(in KUSD)	Three months ended March 31,
	2022	2021
Cost of product sales	529	—

R&D
External costs (1)	29,168	24,306
Employee expense (2)	19,784	14,866
R&D expenses	48,952	39,172

S&M
External costs (3)	8,911	5,290
Employee expense (2)	9,459	8,621
S&M expenses	18,370	13,911

G&A
External costs (1)	7,639	4,733
Employee expense (2)	11,372	12,849
G&A expenses	19,011	17,582
Total operating expense	86,862	70,665
(1) Includes depreciation expense
(2) Includes share-based compensation expense
(3) Includes depreciation expense for Property, plant and equipment for the three months ended March 31, 2022. All other depreciation expense was not material for the three months ended March 31, 2022. Depreciation expense was not material for the three months ended March 31, 2021.